Equity - Summary of Outstanding Share Options (Detail)	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Equity [abstract]
Beginning balance (in shares) | shares	25,250,000	20,152,000
Granted (in shares) | shares	2,519,455	6,314,000
Exercised (in shares) | shares	(3,189,000)	(156,000)
Forfeited (in shares) | shares	(186,000)	(293,000)
Expired (in shares) | shares	(714,000)	(767,000)
Ending balance (in shares) | shares	23,680,000	25,250,000
Vested and exercisable at end of year (in shares) | shares	16,543,000	17,368,000
Outstanding at beginning of year (in dollars per share) | $ / shares	$ 20.61	$ 23.02
Granted (in dollars per share) | $ / shares	29.04	14.42
Exercised (in dollars per share) | $ / shares	16.03	8.33
Forfeited (in dollars per share) | $ / shares	25.43	20.97
Expired (in dollars per share) | $ / shares	52.86	35.14
Outstanding at ending of year (in dollars per share) | $ / shares	21.12	20.61
Vested and exercisable at end of year (in dollars per share) | $ / shares	$ 21.29	$ 21.76